Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 01, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration	[1]		$ 0.0		$ 880.5		$ 0.0
Dividends			61.0	[2]	890.0	[2]	83.0
Cash dividends paid			1.9		379.4		83.0
Investments dividends paid			59.1		510.6		83.0
Goodwill impairment			0.0		17.3		0.0
Capital contribution from affiliated entity					54.3
Retained Earnings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividends			61.0		376.0	[2]	83.0
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		$ 884.4
Estimated gain on disposal before adjustment		604.1
Deferred gain on disposal		491.4	$ 62.5
Gain on disposal		604.1
Goodwill impairment					17.3
Pre-tax income on disposal					$ 14.0		$ 72.8
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Parent Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		942.2
Estimated gain on disposal before adjustment		$ 656.5

[1]	from the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.
[2]	Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.